Related Party Balances and Transactions - Acceptance of R&D and maintenance service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	¥ 242,173	¥ 136,358	¥ 8,194
Related party | Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	184,279	107,144
Related party | Beijing Welion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	34,016
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	¥ 23,878	8,508
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service		13,956	7,265
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service		3,735	¥ 929
Related party | Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service		¥ 3,015